Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Parties
Fixed compensation	€ 1,125	€ 960	€ 1,405
Variable compensation	269	272	286
Benefits in kind	25	34	15
Directors fees	301	263	230
Share-based payments	3,294	581	53
Consulting fees	30
Total compensation of executive officers	€ 5,044	€ 2,110	€ 1,989